Commitments and contingencies - Schedule Of Operating Lease Cost And Supplemental Cash Flow Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Lease cost	¥ 104,314	¥ 101,808	¥ 111,907
Right-of-use assets obtained in exchange for new lease liabilities	52,831	65,417	51,901
Operating cash flows	¥ 83,100	¥ 86,329	¥ 101,223